Financial Risk Management (Details) - Schedule of maturity profiles of financial assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non derivatives
Trade payables	$ 10,178	$ 7,455
Loans	35,530	12,092
Lease liabilities	4,263	3,464
Total	49,971	23,011
Less than 1 year [Member]
Non derivatives
Trade payables	10,178	7,455
Loans	630	4,780
Lease liabilities	1,324	1,127
Total	12,132	13,362
Total contractual cash flows [Member]
Non derivatives
Trade payables	10,178	7,455
Loans	39,069	14,063
Lease liabilities	4,418	4,221
Total	53,665	25,739
Between 1 and 2 years [Member]
Non derivatives
Loans	630	8,200
Lease liabilities	915	915
Total	1,545	9,115
Between 3 and 5 years [Member]
Non derivatives
Loans	37,809	1,083
Lease liabilities	2,179	2,179
Total	$ 39,988	$ 3,262